Derivatives and embedded derivatives - Derivative instruments, gain (loss) (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Obligation to return digital asset collateral - embedded derivatives		$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 1,629	[1]	$ 1,629	[2]	$ (478)	[2]	$ 211,997	[2]
Accounts receivable, net - embedded derivatives		(408)		0		(1,384)		0
Prepaid expenses and other assets — embedded derivatives	[3]									0		935		(3,253)
Loans payable, net of debt discount — embedded derivatives	[3]													(887)
Investments - derivatives and embedded derivatives		$ 1,209	[4]	$ (2,734)	[4]	$ (4,131)	[4]	$ 336	[4]	8,175	[3]	2,776	[3]	1,178	[3]
Derivative [Member]
Derivatives, Fair Value [Line Items]
Obligation to return digital asset collateral - embedded derivatives	[2]									1,629		8,553		211,997
Prepaid expenses and other assets — embedded derivatives	[3]									0		935		(3,253)
Loans payable, net of debt discount — embedded derivatives	[3]													(887)
Investments - derivatives and embedded derivatives	[3]									8,175		2,776		1,178
Hedged Items [Member]
Derivatives, Fair Value [Line Items]
Obligation to return digital asset collateral - embedded derivatives										0		(9,031)	[2]	0
Prepaid expenses and other assets — embedded derivatives	[3]									0		0		0
Loans payable, net of debt discount — embedded derivatives	[3]													0
Investments - derivatives and embedded derivatives	[3]									$ 0		$ 0		$ 0

[1]	Included in Digital assets (gains) losses in the unaudited Condensed Consolidated Statements of Operations.
[2]	Included in Digital assets (gains) losses and impairment in the Consolidated Statements of Operations. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.
[3]	Included in Other income (expense), net in the Consolidated Statements of Operations.
[4]	Included in Other (expense) income, net in the unaudited Condensed Consolidated Statements of Operations.